Provisions - United Kingdom Entities - Present value of obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 25
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	(568)
United Kingdom | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	14,297	€ 12,079	€ 13,056
Current service cost	30	27	31
Interest cost	284	352	320
Benefits paid	(445)	(441)	(489)
Contributions made by employees	17	18	24
Past service cost	0	0	0
Actuarial (gains)/losses	2,060	1,594	(766)
Demographic actuarial (gains)/losses	34	48	(21)
Financial actuarial (gains)/losses	2,026	1,546	(745)
Exchange differences and other items	(771)	668	(97)
Net defined benefit liability (asset) at end of period	€ 15,472	€ 14,297	€ 12,079